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1701 Market Street                                           Morgan, Lewis
Philadelphia, PA  19103-2921                                 & Bockius LLP
215.963.5000                                                 Counselors at Law
Fax:  215.963.5001


June 4, 2004

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re: Laudus Trust (File Nos. 33-21677 and 811-5547)
    ----------------------------------------------

Ladies and Gentlemen:

On behalf of Laudus Trust (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the Trust's Post-Effective Amendment No. 47, which was filed with the U.S. Securities and Exchange Commission via EDGAR on May 27, 2004, accession No. 0001047469-04-018813.

Please do no hesitate to contact the undersigned at (215) 963-5037 should you have any questions or comments concerning this filing.

Sincerely,

/s/ Timothy W. Levin

Timothy W. Levin, Esq.